Income tax (Tables)	12 Months Ended
Dec. 31, 2021
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Income Tax (Credit)/Expense in Consolidated Income Statement
(a)	Income tax (credit)/expense in the consolidated income statement

	2021 RMB million	2020 RMB million	2019 RMB million
PRC income tax
–Provision for the year	2,159	1,716	1,611
–Under - provision in prior year	35	48	10

	2,194	1,764	1,621

Deferred tax (Note 29)
Origination and reversal of temporary differences	(5,088)	(5,132)	(650)

Income tax (credit)/expense	(2,894)	(3,368)	971

Reconciliation between actual income tax credit/expenses and calculated tax based on accounting (loss)/profit at applicable income tax rates
(b)	Reconciliation between actual income tax (credit)/expense and calculated tax based on accounting (loss)/profit at applicable income tax rates

	2021 RMB million	2020 RMB million	2019 RMB million
(Loss)/profit before income tax	(13,910)	(15,195)	4,055

Notional tax on (loss)/profit before taxation, calculated at the rates applicable to (loss)/profits in the tax jurisdictions concerned (Note 16(a))	(3,380)	(3,667)	964

Adjustments for tax effect of:
Non-deductible expenses	96	102	18
Share of results of associates and joint ventures and other non-taxable income	(70)	111	(50)
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	489	80	62
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(32)	(8)	(3)
Under - provision in prior year	35	48	10
Super deduction of research and development expenses	(32)	(34)	(30)

Income tax (credit)/expense	(2,894)	(3,368)	971